Long-Term Debt - Credit Facilities (Details) - Jun. 30, 2015 $ in Thousands	USD ($)
Line of Credit Facility [Line Items]
Number of credit facilities with reducing revolving credit component and term bank loan component	2
Unused amount	$ 0
Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of open reducing revolving credit facilities	6
Reducing revolving credit facilities periodic payment	semi-annual
Variable rate basis	LIBOR
Minimum spread applied over LIBOR	0.96%
Maximum spread applied over LIBOR	5.19%
Revolving Credit Facility with Term Bank Loan Component | Minimum
Line of Credit Facility [Line Items]
Maturity date	Dec. 31, 2015
Revolving Credit Facility with Term Bank Loan Component | Maximum
Line of Credit Facility [Line Items]
Maturity date	Apr. 30, 2019